Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		R$ 202,130	R$ 155,108
Acquisitions		78,838	89,312
Transfers between fixed assets x x investment properties	[1]	22
Total cost		490,508
Accumulated depreciation		(257,839)
Disposals		(11,552)	(7,369)
Transfers			(337)	[1]
Depreciation		(54,625)	(36,439)
Translation gains (losses)		(193)	1,855
Ending balance		232,669	202,130
Business combination [Member]
Schedule of Property, Plant and Equipment [Line Items]
Acquisitions		18,049
Buildings and improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		53	74
Acquisitions
Transfers between fixed assets x x investment properties	[1]
Total cost
Accumulated depreciation
Annual depreciation rates (weighted average) - %		3.00%
Disposals		R$ (45)
Transfers				[1]
Depreciation		(8)	(21)
Translation gains (losses)
Ending balance			53
Buildings and improvements [Member] | Business combination [Member]
Schedule of Property, Plant and Equipment [Line Items]
Acquisitions
Equipment And Facilities [Member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		60,754	36,026
Acquisitions		13,610	6,565
Transfers between fixed assets x x investment properties	[1]	89
Total cost		128,680
Accumulated depreciation		R$ (49,912)
Annual depreciation rates (weighted average) - %		7.00%
Disposals		R$ (5,273)	(90)
Transfers		3,627	21,917	[1]
Depreciation		(8,072)	(4,392)
Translation gains (losses)		(51)	728
Ending balance		78,768	60,754
Equipment And Facilities [Member] | Business combination [Member]
Schedule of Property, Plant and Equipment [Line Items]
Acquisitions		14,084
Vehicles and agricultural machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		22,803	30,269
Acquisitions		9,602	4,668
Transfers between fixed assets x x investment properties	[1]	62
Total cost		39,642
Accumulated depreciation		R$ (20,583)
Annual depreciation rates (weighted average) - %		7.00%
Disposals		R$ (6,183)	(4,714)
Transfers		20	(3,547)	[1]
Depreciation		(11,131)	(3,826)
Translation gains (losses)		(3)	(47)
Ending balance		19,059	22,803
Vehicles and agricultural machinery [Member] | Business combination [Member]
Schedule of Property, Plant and Equipment [Line Items]
Acquisitions		3,889
Furniture And Fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		3,839	3,178
Acquisitions		866	1,092
Transfers between fixed assets x x investment properties	[1]
Total cost		7,557
Accumulated depreciation		R$ (3,431)
Annual depreciation rates (weighted average) - %		10.00%
Disposals		R$ (31)	(14)
Transfers				[1]
Depreciation		(619)	(485)
Translation gains (losses)		(5)	68
Ending balance		4,126	3,839
Furniture And Fixtures [Member] | Business combination [Member]
Schedule of Property, Plant and Equipment [Line Items]
Acquisitions		76
Total in operation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		87,449	69,547
Acquisitions		24,078	12,325
Transfers between fixed assets x x investment properties	[1]	151
Total cost		175,879
Accumulated depreciation		(73,926)
Disposals		(11,532)	(4,818)
Transfers		3,647	18,370	[1]
Depreciation		(19,830)	(8,724)
Translation gains (losses)		(59)	749
Ending balance		101,953	87,449
Total in operation [Member] | Business combination [Member]
Schedule of Property, Plant and Equipment [Line Items]
Acquisitions		18,049
Property, plant and equipment in progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		185	6,495
Acquisitions		3,466	12,060
Transfers between fixed assets x x investment properties	[1]
Total cost		4
Accumulated depreciation
Disposals
Transfers		(3,647)	(18,370)	[1]
Depreciation
Translation gains (losses)
Ending balance		4	185
Property, plant and equipment in progress [Member] | Business combination [Member]
Schedule of Property, Plant and Equipment [Line Items]
Acquisitions
Sugarcane [Member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		114,496	79,066
Acquisitions		51,294	64,927
Transfers between fixed assets x x investment properties	[1]	(129)
Total cost		314,625
Accumulated depreciation		R$ (183,913)
Annual depreciation rates (weighted average) - %		20.00%
Disposals		R$ (20)	(2,551)
Transfers			(337)	[1]
Depreciation		(34,795)	(27,715)
Translation gains (losses)		(134)	1,106
Ending balance		130,712	R$ 114,496
Sugarcane [Member] | Business combination [Member]
Schedule of Property, Plant and Equipment [Line Items]
Acquisitions

[1]	Includes assets that were classified as Permanent Crop (Sugarcane - Fixed Assets), but for operational reasons the area switched to soybeans and it was necessary to reclassify the balances for Area Restructuring (Investment Properties).